Basic and Diluted Earnings Per Share Information	12 Months Ended
Feb. 29, 2024
Basic and Diluted Earnings Per Share Information [Abstract]
BASIC AND DILUTED EARNINGS PER SHARE INFORMATION

35. BASIC AND DILUTED EARNINGS PER SHARE INFORMATION

Basic and diluted earnings per share

The calculation of basic and diluted earnings per share has been based on the profit attributable to ordinary shareholders and the weighted average number of ordinary shares in issue.

	Year ended February 29/28
Figures in Rand	2024	2023	2022

Basic earnings
Profit attributable to ordinary shareholder of Karooooo (ZAR ’000)	738,191	597,153	449,953

Weighted average number of ordinary shares issued	30,948,470	30,951,106	29,528,020

Basic and diluted earnings per share (ZAR)	23.85	19.29	15.24

Diluted earnings per share

There are no dilutive instruments and therefore diluted earnings per share is the same as basic earnings per share.